Stock-Based Compensation	8 Months Ended
Jan. 07, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 9 – Stock-Based Compensation
Legacy Pinstripes’s 2008 Equity Incentive Plan (the “Plan”) provided for the issuance of 2,900,000 shares of Legacy Pinstripes Common Stock in the form of an option award or restricted stock award to eligible employees and directors. On October 19, 2023, the Board of Directors of Legacy Pinstripes approved a new equity incentive plan, the 2023 Stock Option Plan (the “2023 Plan”), which provided for the issuance of 1,500,000 shares of Legacy Pinstripes Common Stock in the form of options awards to eligible employees and directors. On December 29, 2023, in connection with the closing of the Business Combination, the Board of Directors of the Company approved a 2023 Omnibus Equity Incentive Plan (the “2023 Omnibus Plan”), which provides for the issuances of up to 12,900,000 shares of Class A Common Stock in the form of option awards, stock appreciation rights, restricted stock awards, restricted stock unit awards and performance awards to eligible employees and directors. The number of shares of Class A Common Stock available for issuance under the 2023 Omnibus Plan will be subject to an annual increase on the first day of each fiscal year of the Company beginning April 29, 2024, equal to the lesser of (i) 15% of the aggregate number of shares outstanding on the final day of the immediately preceding fiscal year on a fully diluted basis (inclusive of all outstanding awards granted pursuant to the 2023 Omnibus Plan as of such last day and, if applicable, all outstanding purchase rights pursuant to an employee stock purchase plan maintained by the Company as of such last day) and (ii) any such smaller number of shares as is determined by the Board. Option awards vest 20% at the end of each year over 5 years and expire 10 years from the date of grant, or generally within 90 days of employee termination. There were no restricted stock awards, restricted stock unit awards, stock appreciation rights or performance awards outstanding as of January 7, 2024.
A summary of equity classified option activity for the thirty-six weeks ended January 7, 2024 is as follows:

	Number of Options (1)	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 30, 2023, as previously reported	2,284,399	$9.84	6.56	$16,628
Retroactive application of reverse recapitalization	1,938,936	(4.51)	—	$13,215
Outstanding at April 30, 2023, as previously reported	4,223,335	$5.33	6.56	$29,843
Granted	1,433,855	12.52
Exercised	(45,177)	3.51		$248
Expired	(89,655)	2.27
Forfeited or cancelled	(731,768)	9.56
Outstanding at January 7, 2024	4,790,590	$6.91	6.70	$3,774
Exercisable at January 7, 2024	2,352,180	$4.15	4.59
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(1)Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Pinstripes’ stock options for New Pinstripes’ stock options at an exchange ratio of approximately 1.8486 as a result of the Reverse Recapitalization (see Note 2).
The unrecognized expense related to our stock option plan totaled approximately $6,768 as of January 7, 2024 and will be expensed over a weighted average period 3.71 years.
Stock-Based Compensation
The Company’s equity incentive plan, the 2008 Equity Incentive Plan (the “Plan”), provided for the issuance of 5,360,962 common stock shares in the form of an option award or restricted stock award to eligible employees and directors. The number of common stock shares available for issuance have been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization (see Note 2). Option awards vest 20% at the end of each year over 5 years. The options expire 10 years from the date of grant, or generally within 90 days of employee termination. There were no restricted stock awards outstanding as of April 30, 2023 and April 24, 2022.

The fair value of option awards is estimated on the date of grant using the Hull White Binomial Lattice option model for options with service and market conditions and a Black-Scholes option valuation model for options with service conditions. Both valuation models utilize assumptions noted in the following table. Since the Company’s stock is not publicly traded, the expected volatility was based on an average of the historical volatility of certain of the Company’s competitors’ stocks over the expected term of the stock-based awards. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions used in the valuation of stock options granted during fiscal years 2023, 2022 and 2021 were as follows:

	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Expected volatility	35%-40%	70.00%	72.00%
Expected dividends	—	—	—
Expected term (in years)	N/A	6.5	6.5
Risk-free rate	2.67%-4.10%	2.88%	0.34%
Weighted average grant-date fair value(1)	$1.00	$0.92	$0.75
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(1)The amounts have been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization (see Note 2).
As of April 30, 2023, under the Plan, 170,867 shares of common stock, were available for future grants. The number of shares of common stock available for future grants has been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization. A summary of equity classified option activity under the Plan for the years ended April 30, 2023, April 24, 2022, and April 25, 2021 is presented below:

Options	Number of Options(1)	Weighted-average Exercise Price(1)	Weighted-average Remaining Contractual Term (in years)
Outstanding at April 26, 2020, as previously reported	2,225,200	$6.64	7.57
Retroactive application of reverse recapitalization	1,888,218	$(3.05)	—
Outstanding at April 26, 2020, after effect of reverse recapitalization	4,113,418	$3.59	7.57
Granted	800,644	$4.33
Exercised	(142,341)	$1.37
Forfeited or cancelled	(580,065)	$4.08
Outstanding at April 25, 2021	4,191,656	$4.05	7.15
Granted	1,011,028	$6.79
Exercised	(18,486)	$1.62
Expired	(50,839)	$1.63
Forfeited or cancelled	(1,170,566)	$3.95
Outstanding at April 24, 2022	3,962,793	$4.48	6.82
Granted	1,191,262	$8.11
Exercised	(21,641)	$3.05
Expired	(74,867)	$1.63
Forfeited or cancelled	(834,212)	$5.66
Outstanding at April 30, 2023	4,223,335	$5.33	6.56

Exercisable at April 24, 2022	1,917,220	$3.44	5.06
Exercisable at April 30, 2023	2,222,892	$3.83	4.77
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(1)The number of options and weighted average exercise price have been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization (see Note 2).
The total intrinsic value of options exercised during fiscal year 2023, 2022, and 2021 was $19, $0, and $3, respectively. The unrecognized expense related to our stock option plan totaled approximately $1,483 as of April 30, 2023 and will be expensed over a weighted average period of 2.5 years. For options outstanding and options exercisable at April 30, 2023, the intrinsic value was $16,628 and $12,076, respectively.